Stockholders' equity (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Capital reserves	R$ 2,620	R$ 2,480
Revenue reserves	104,465	86,209
Total reserves at parent company	107,085	88,689
Premium On Subscription Of Shares [Member]
IfrsStatementLineItems [Line Items]
Capital reserves	284	284
Reserve of share-based payments [member]
IfrsStatementLineItems [Line Items]
Capital reserves	2,332	2,192
Revenue reserves		86,209
Reserves From Tax Incentives Restatement Of Equity Securities And Other [Member]
IfrsStatementLineItems [Line Items]
Capital reserves	4
Legal [Member]
IfrsStatementLineItems [Line Items]
Revenue reserves	16,740	15,071
Statutory reserve [member]
IfrsStatementLineItems [Line Items]
Revenue reserves	76,725	R$ 71,138
Special Revenue [Member]
IfrsStatementLineItems [Line Items]
Revenue reserves	R$ 11,000